Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42300
Entity Registrant Name	Baird Medical Investment Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 202, 2/F, Baide Building
Entity Address, Address Line Two	Building 11, No.15
Entity Address, Address Line Three	Rongtong Street, Yuexiu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	35,728,625
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001982444
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Kreit & Chiu CPA LLP	Marcum Asia CPAs LLP
Auditor Location	Los Angeles, California	New York, New York
Auditor Firm ID	6651	5395
Business contact
Contact Personnel Name	Haimei Wu
City Area Code	86
Local Phone Number	13560026976
Entity Address, Address Line One	Room 202, 2/F, Baide Building
Entity Address, Address Line Two	Building 11, No.15
Entity Address, Address Line Three	Rongtong Street, Yuexiu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Contact Personnel Email Address	ir@bairdmed.com
Ordinary Shares
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	BDMD
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one ordinary share at an exercise price of US$11.50
Trading Symbol	BDMD W
Security Exchange Name	NASDAQ